UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21064

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  June 30, 2005

Date of reporting period:   December 31, 2004


ITEM 1.  REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Global Funds
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Global Research Growth Fund


Semi-Annual Report -- December 31, 2004

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.


Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

February 23, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Research Growth Fund (the "Fund") for the semi-annual reporting period ended December 31, 2004.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests primarily in a global portfolio of equity securities of companies within various market sectors selected by Alliance for their growth potential. Examples of the types of market sectors into which Alliance may invest the Fund's assets include, but are not limited to, communications and information technology, health care, financial services, infrastructure, energy and consumer growth. Alliance will allocate the Fund's investments among selected market sectors based on its assessment of both current and forecasted economic and investment conditions. Within each sector, stock selection will emphasize investment in companies representing the industry analyst groups' top picks for their respective sectors. The Fund expects to invest, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more), one of which may be the United States. The Fund also invests in securities of companies in emerging markets.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, the Morgan Stanley Capital International (MSCI) World Index, for the six- and 12-month periods ended December 31, 2004. For both the six- and 12-month periods ended December 31, 2004, the Fund's Class A shares underperformed the benchmark.

During the six-month reporting period ended December 31, 2004, the Fund's sector and currency exposures had a negative impact on relative returns. Stock selection within various sectors was generally good, but not good enough to offset the negative impact of sector and currency exposures. The Fund's stock selection within the energy and natural resource sectors made a notably positive contribution to returns. The Fund also benefited from good stock selection in the technology sector. The Fund's overweighted positions in the technology and health care sectors contributed negatively to relative returns, as did underweighted positions in financials and utilities. The Fund's underweighted position in Euro-bloc countries also negatively contributed to relative returns, as the euro performed well relative to the dollar during the six-month period under review.

For the 12-month period ended December 31, 2004, the Fund's sector and currency exposures had a negative impact on its relative returns. Stock selection within the different sectors made a positive contribution to relative returns, and stock selection within the Fund's holdings in the technology and energy and natural resources sectors was notably positive. Stock selection within the Fund's holdings within the health care sector was also good,


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 1


while stock selection in the consumer growth and financial sectors detracted from the Fund's relative performance during the 12-month period. Overweighted positions in the technology and health care sectors detracted from the Fund's performance, as did an underweighted position in the financial sector. The Fund's underweighted exposure to Europe also detracted from performance, since the British pound and the euro, in particular, gained value relative to the U.S. dollar during the year.

Market Review and Investment Strategy

Global equity markets generated solid returns during the six-month period ended December 31, 2004, with the gains being confined to the fourth quarter of 2004. The third quarter, in fact, started with negative news in the technology sector, which appeared to contribute to concerns about the strength of the economic environment. By the fourth quarter, however, the economy once again appeared to be on solid footing. The reelection of President Bush in early November appeared to spark a rally in the U.S. market, which is the single biggest component in the MSCI World Index.

The Fund's management team (the "team") made a notable sector change in June 2004. The Fund's exposure to the financial sector was reduced because the team expected it to underperform the overall stock market as the U.S. Federal Reserve raised interest rates. This reduction in the Fund's exposure to financials was completed in July. There were no other very significant sector shifts during the six-month period under review. The Fund's technology weight, however, was increased slightly in response to the sector's relative weakness in the third quarter. The technology weight was then reduced again in response to the sector's relative strength later in the year.

Global equity markets also generated good returns for the 12-month period ended December 31, 2004. As mentioned above, most of the return occurred in the fourth quarter of 2004. In the first half of the year, investors appeared to attempt to discount the impact of higher interest rates on the direction of the stock market. Our own response to the prospect of higher interest rates, as discussed above, was to reduce the Fund's exposure to the financial sector. In general, however, we have continued to focus our efforts on bottom-up stock selection, rather than on attempts to predict the ups and downs of the global economy.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Global Research Growth Fund. Mr. Michel served the interests of the Fund's shareholders for the last two years. His hard work, dedication and contributions to the Fund will be greatly missed.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses on an annual basis to 1.50%, 2.20%, 2.20%, 1.70% and 1.20% of the average daily net assets of Class A, Class B, Class C, Class R and Advisor Class shares, respectively.

Benchmark Disclosure

The unmanaged MSCI World Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 countries. Investors cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

The Fund concentrates its investments in a limited number of industry sectors and issues, and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. The Fund may invest a significant portion of its assets in foreign securities, which can be more volatile than U.S. securities due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, it may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in some cases, greater than, the risks presented by more traditional investments. Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. If a growth stock company should fail to meet these high earnings expectations, the price of these stocks can be severely negatively affected. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                               Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED DECEMBER 31, 2004                        6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Global Research Growth Fund
   Class A                                               9.45%        12.25%
-------------------------------------------------------------------------------
   Class B                                               9.11%        11.42%
-------------------------------------------------------------------------------
   Class C                                               9.11%        11.42%
-------------------------------------------------------------------------------
   Class R                                              13.74%*         n/a
-------------------------------------------------------------------------------
   Advisor Class                                         9.67%        12.55%
-------------------------------------------------------------------------------
MSCI World Index                                        11.04%        15.25%
-------------------------------------------------------------------------------

*  Since the Class R share inception date of 9/1/04.


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004
--------------------------------------------------------------

                            NAV Returns        SEC Returns
Class A Shares
1 Year                         12.25%              7.50%
Since Inception*               19.20%             17.12%

Class B Shares
1 Year                         11.42%              7.42%
Since Inception*               18.35%             17.71%

Class C Shares
1 Year                         11.42%             10.42%
Since Inception*               18.35%             18.35%

Class R Shares
Since Inception*               13.74%

Advisor Class Shares
1 Year                         12.55%
Since Inception*               19.55%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)
--------------------------------------------------------------

Class A Shares
1 Year                                             7.50%
Since Inception*                                  17.12%

Class B Shares
1 Year                                             7.42%
Since Inception*                                  17.71%

Class C Shares
1 Year                                            10.42%
Since Inception*                                  18.35%


* Inception Date: 7/22/02 for Class A, B, C and Advisor Class shares; 9/1/04 for Class R shares.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 5


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                              Beginning           Ending
                                            Account Value      Account Value     Expenses Paid
                                             July 1, 2004    December 31, 2004   During Period*
-----------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,094.53          $ 7.92
Hypothetical (5% return before expenses)         $1,000           $1,017.64          $ 7.63
-----------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,091.10          $11.60
Hypothetical (5% return before expenses)         $1,000           $1,014.12          $11.17
-----------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,091.10          $11.60
Hypothetical (5% return before expenses)         $1,000           $1,014.12          $11.17
-----------------------------------------------------------------------------------------------
Class R
Actual                                           $1,000           $1,137.41          $ 6.02
Hypothetical (5% return before expenses)         $1,000           $1,010.94          $ 5.67
-----------------------------------------------------------------------------------------------
Advisor Class
Actual                                           $1,000           $1,096.70          $ 6.34
Hypothetical (5% return before expenses)         $1,000           $1,019.16          $ 6.11
-----------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.50%, 2.20%, 2.20%, 1.70% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
December 31, 2004 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $54.2


SECTOR BREAKDOWN*

     16.4%   Finance
     15.3%   Consumer Services
     14.5%   Health Care
     13.0%   Energy
     13.0%   Technology
      6.6%   Consumer Staples
      6.0%   Capital Goods                         [PIE CHART OMITTED]
      5.1%   Basic Industry
      5.0%   Consumer Manufacturing
      1.9%   Multi-Industry
      1.3%   Aerospace & Defense
      1.3%   Utilities
      0.6%   Transportation


COUNTRY BREAKDOWN*

     51.5%   United States
      8.3%   Japan
      8.2%   United Kingdom
      5.7%   Switzerland
      3.3%   France
      3.0%   Brazil
      2.9%   Bermuda                              [PIE CHART OMITTED]
      2.5%   Netherlands
      1.7%   Hong Kong
      1.6%   Spain
      1.4%   South Korea
      1.4%   Germany
      1.2%   Russia
      1.0%   India
      6.3%   Other


* All data are as of December 31, 2004. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 1% weightings in the following countries: Australia, Cayman Islands, China, Finland, Israel, Italy, Mexico, Norway, Panama, South Africa, Taiwan and Thailand.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 7


                                                           Ten Largest Holdings
-------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
December 31, 2004 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

General Electric Co.                              $ 1,411,820           2.6%
-------------------------------------------------------------------------------
Halliburton Co.                                     1,342,008           2.5
-------------------------------------------------------------------------------
Schlumberger Ltd.                                   1,178,320           2.2
-------------------------------------------------------------------------------
Citigroup, Inc.                                     1,035,870           1.9
-------------------------------------------------------------------------------
American International Group, Inc.                    978,483           1.8
-------------------------------------------------------------------------------
Noble Energy, Inc.                                    875,572           1.6
-------------------------------------------------------------------------------
The Charles Schwab Corp.                              859,924           1.6
-------------------------------------------------------------------------------
Petroleo Brasileiro, SA                               785,757           1.5
-------------------------------------------------------------------------------
Nabors Industries Ltd.                                769,350           1.4
-------------------------------------------------------------------------------
Air Products and Chemicals, Inc.                      730,422           1.3
-------------------------------------------------------------------------------
                                                  $ 9,967,526          18.4%


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-96.6%

United States Investments-49.7%
Healthcare-9.0%
Biotechnology-2.7%
Amgen, Inc.(a)                                          5,175     $     331,976
Biogen Idec, Inc.(a)                                    2,850           189,839
Cephalon, Inc.(a)                                       7,170           364,809
Genentech, Inc.(a)                                      6,510           354,404
Gilead Sciences, Inc.(a)                                6,300           220,437
                                                                  -------------
                                                                      1,461,465
                                                                  -------------
Drugs-1.1%
Allergan, Inc.                                          3,775           306,039
Forest Laboratories, Inc.(a)                            6,850           307,291
                                                                  -------------
                                                                        613,330
                                                                  -------------
Medical Products-2.0%
Beckman Coulter, Inc.                                   3,200           214,368
Boston Scientific Corp.(a)                              2,130            75,722
St. Jude Medical, Inc.(a)                               5,690           238,582
Stryker Corp.                                           6,850           330,513
Zimmer Holdings, Inc.(a)                                2,750           220,330
                                                                  -------------
                                                                      1,079,515
                                                                  -------------
Medical Services-3.2%
Caremark Rx, Inc.(a)                                    2,650           104,490
Health Management Associates, Inc. Cl.A                14,875           337,960
UnitedHealth Group, Inc.                                7,075           622,811
WellPoint Health Networks, Inc.(a)                      5,875           675,624
                                                                  -------------
                                                                      1,740,885
                                                                  -------------
                                                                      4,895,195
                                                                  -------------
Technology-8.5%
Communication Equipment-2.2%
Corning, Inc.(a)                                       24,700           290,719
Juniper Networks, Inc.(a)                              15,600           424,164
QUALCOMM, Inc.(a)                                      12,000           508,800
                                                                  -------------
                                                                      1,223,683
                                                                  -------------
Computer Hardware/Storage-1.3%
Dell, Inc.(a)                                           9,900           417,186
EMC Corp.(a)                                           19,100           284,017
                                                                  -------------
                                                                        701,203
                                                                  -------------
Computer Peripherals-0.2%
Network Appliance, Inc.(a)                              4,200           139,524
                                                                  -------------
Computer Services-0.3%
Fiserv, Inc.(a)                                         3,700           148,703
                                                                  -------------
Internet Infrastructure-0.8%
eBay, Inc.(a)                                           3,750           436,050
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Semiconductor Capital Equipment-0.2%
Lam Research Corp.(a)                                   3,700     $     106,967
                                                                  -------------
Semiconductor Components-1.0%
Altera Corp.(a)                                         3,700            76,590
Intel Corp.                                            13,400           313,426
Linear Technology Corp.                                 3,750           145,350
                                                                  -------------
                                                                        535,366
                                                                  -------------
Software-2.5%
Electronic Arts, Inc.(a)                                4,800           296,064
McAfee, Inc.(a)                                         4,500           130,185
Mercury Interactive Corp.(a)                            4,000           182,200
Microsoft Corp.                                         6,300           168,273
Oracle Corp.(a)                                        19,000           260,680
Symantec Corp.(a)                                      11,900           306,544
                                                                  -------------
                                                                      1,343,946
                                                                  -------------
                                                                      4,635,442
                                                                  -------------
Finance-7.9%
Banking-Regional-1.4%
Commerce Bancorp, Inc.                                  8,200           528,080
North Fork Bancorporation, Inc.                         8,250           238,013
                                                                  -------------
                                                                        766,093
                                                                  -------------
Brokerage & Money Management-1.6%
The Charles Schwab Corp.                               71,900           859,924
                                                                  -------------
Insurance-2.3%
AFLAC, Inc.                                             6,800           270,912
American International Group, Inc.                     14,900           978,483
                                                                  -------------
                                                                      1,249,395
                                                                  -------------
Miscellaneous-2.6%
Citigroup, Inc.                                        21,500         1,035,870
MBNA Corp.                                             12,300           346,737
                                                                  -------------
                                                                      1,382,607
                                                                  -------------
                                                                      4,258,019
                                                                  -------------
Consumer Services-6.3%
Broadcasting & Cable-2.4%
News Corp. Cl.A                                        25,020           466,873
Time Warner, Inc.(a)                                   29,100           565,704
Univision Communications, Inc.(a)                       9,700           283,919
                                                                  -------------
                                                                      1,316,496
                                                                  -------------
Cellular Communications-0.2%
Nextel Communications, Inc.(a)                          4,200           126,000
                                                                  -------------
Gaming-0.7%
International Game Technology                          10,500           360,990
                                                                  -------------
Restaurant & Lodging-0.6%
Starbucks Corp.(a)                                      5,300           330,508
                                                                  -------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Retail-General Merchandise-2.4%
Lowe's Cos., Inc.                                       8,940     $     514,855
Target Corp.                                            8,800           456,984
Williams-Sonoma, Inc.(a)                                8,800           308,352
                                                                  -------------
                                                                      1,280,191
                                                                  -------------
                                                                      3,414,185
                                                                  -------------
Energy-4.8%
Domestic Producers-1.6%
Noble Energy, Inc.                                     14,200           875,572
                                                                  -------------
Oil Service-3.2%
FMC Technologies, Inc.(a)                              12,600           405,720
Halliburton Co.                                        34,200         1,342,008
                                                                  -------------
                                                                      1,747,728
                                                                  -------------
                                                                      2,623,300
                                                                  -------------
Consumer Staples-4.3%
Cosmetics-1.4%
Avon Products, Inc.                                    11,820           457,434
Estee Lauder Cos., Cl.A                                 7,200           329,544
                                                                  -------------
                                                                        786,978
                                                                  -------------
Food-0.6%
Dean Foods Co.(a)                                       9,210           303,470
                                                                  -------------
Household Products-1.2%
The Procter & Gamble Co.                               11,920           656,553
                                                                  -------------
Tobacco-1.1%
Altria Group, Inc.                                      9,700           592,670
                                                                  -------------
                                                                      2,339,671
                                                                  -------------
Capital Goods-4.0%
Electrical Equipment-0.5%
Emerson Electric Co.                                    3,600           252,360
                                                                  -------------
Miscellaneous-3.5%
General Electric Co.                                   38,680         1,411,820
United Technologies Corp.                               4,650           480,578
                                                                  -------------
                                                                      1,892,398
                                                                  -------------
                                                                      2,144,758
                                                                  -------------
Consumer Manufacturing-1.5%
Building Related-1.5%
American Standard Cos., Inc.(a)                        14,280           590,050
Lennar Corp. Cl.A                                       3,900           221,052
                                                                  -------------
                                                                        811,102
                                                                  -------------
Basic Industry-1.3%
Chemicals-1.3%
Air Products and Chemicals, Inc.                       12,600           730,422
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 11


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Multi-Industry Companies-1.0%
3M Co.                                                  3,400     $     279,038
Danaher Corp.                                           4,690           269,253
                                                                  -------------
                                                                        548,291
                                                                  -------------
Transportation-0.6%
Air Freight-0.6%
United Parcel Service, Inc. Cl.B                        3,500           299,110
                                                                  -------------
Aerospace & Defense-0.5%
Aerospace-0.5%
Lockheed Martin Corp.                                   4,540           252,197
                                                                  -------------
Total United States Investments
  (cost $24,186,456)                                                 26,951,692
                                                                  -------------
Foreign Investments-46.9%
Australia-0.7%
Publishing & Broadcasting                              13,200           181,456
Rinker Group Ltd.                                      20,172           168,548
                                                                  -------------
                                                                        350,004
                                                                  -------------
Bermuda-3.6%
ACE Ltd.                                               10,400           444,600
Axis Capital Holdings Ltd.                             10,200           279,072
Marvell Technology Group Ltd.(a)                       12,920           458,272
Nabors Industries Ltd.(a)                              15,000           769,350
                                                                  -------------
                                                                      1,951,294
                                                                  -------------
Brazil-2.9%
Aracruz Celulose, SA (ADR)                              8,600           324,220
Companhia Vale do Rio Doce (ADR)(a)                    16,125           467,786
Petroleo Brasileiro, SA (ADR)                          21,700           785,757
                                                                  -------------
                                                                      1,577,763
                                                                  -------------
China-0.2%
ZTZ Corp.(a)                                           30,200            97,718
                                                                  -------------
Finland-0.3%
Nokia Corp.                                             9,405           147,282
                                                                  -------------
France-3.2%
Accor, SA                                               6,380           279,353
Groupe Danone                                           4,600           425,176
Renault, SA                                             4,549           381,008
Sanofi-Synthelabo, SA                                   3,823           305,654
Schneider Electric, SA                                  4,731           329,119
                                                                  -------------
                                                                      1,720,310
                                                                  -------------
Germany-1.3%
Altana AG                                               5,117           322,331
SAP AG                                                  2,243           397,164
                                                                  -------------
                                                                        719,495
                                                                  -------------


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Hong Kong-1.7%
China Resources Power Holdings Co., Ltd.(a)           336,000     $     182,278
CNOOC Ltd.                                            816,000           436,935
Datang International Power Generation Co., Ltd.       378,300           284,573
                                                                  -------------
                                                                        903,786
                                                                  -------------
India-1.0%
Infosys Technologies (ADR)                              5,100           353,481
Ranbaxy Laboratories Ltd. (GDR)                         6,644           191,265
                                                                  -------------
                                                                        544,746
                                                                  -------------
Israel-0.5%
Teva Pharmaceutical Industries Ltd. (ADR)               9,500           283,670
                                                                  -------------
Italy-0.4%
Fastweb(a)                                              1,500            86,285
Telecom Italia SpA                                     33,295           135,923
                                                                  -------------
                                                                        222,208
                                                                  -------------
Japan-8.0%
Canon, Inc.                                             4,700           255,227
Daikin Industries Ltd.                                  9,000           260,867
Denso Corp.                                            16,900           454,683
Hitachi Chemical Co., Ltd.                             18,100           324,798
Honda Motor Co., Ltd.                                   6,800           355,516
Hoya Corp.                                              3,600           406,753
ITO-YOKADO Co., Ltd.                                    4,500           189,138
Matsushita Electric Industrial Co., Ltd.                7,000           112,162
Mitsubishi Corp.                                       36,500           472,101
Mitsubishi Tokyo Financial Group, Inc.                     29           297,012
NITTO DENKO Corp.                                       4,000           219,630
Nomura Holdings, Inc.                                  22,000           321,771
Shionogi & Co., Ltd.                                   17,000           235,610
Sumitomo Mitsui Financial Group, Inc.                      38           277,735
Suzuki Motor Corp.                                      9,300           170,103
                                                                  -------------
                                                                      4,353,106
                                                                  -------------
Mexico-0.5%
America Movil, S.A. de CV Series L (ADR)                5,500           287,925
                                                                  -------------
Netherlands-2.4%
ASML Holding NV(a)                                      7,020           112,206
Schlumberger Ltd                                       17,600         1,178,320
                                                                  -------------
                                                                      1,290,526
                                                                  -------------
Norway-0.7%
Norsk Hydro ASA                                         5,048           396,977
                                                                  -------------
Panama-0.3%
Carnival Corp.                                          3,100           178,653
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 13


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Russia-1.2%
Lukoil Holdings (ADR)                                   2,120     $     257,368
MMC Norilsk Nickel (ADR)(a)                             5,925           328,838
Mobile Telesystems (ADR)                                  300            41,553
                                                                  -------------
                                                                        627,759
                                                                  -------------
South Africa-0.1%
MTN Group Ltd.                                          9,637            74,410
                                                                  -------------
South Korea-1.4%
Kookmin Bank                                            7,440           291,110
LG Electronics, Inc.                                    2,330           144,096
LG. Philips LCD Co., Ltd.                              10,200           183,498
Samsung Electronics Co., Ltd. (GDR)(b)                    625           136,022
                                                                  -------------
                                                                        754,726
                                                                  -------------
Spain-1.5%
Gestevision Telecinco, SA(a)                           16,161           333,457
Inditex, SA                                            16,634           490,139
                                                                  -------------
                                                                        823,596
                                                                  -------------
Switzerland-5.5%
Alcon, Inc.                                             4,650           374,790
Compagnie Financiere Richemont AG                       6,687           222,609
Credit Suisse Group                                    13,562           570,119
Nobel Biocare Holding AG                                1,103           199,311
Novartis AG                                             5,832           293,498
Roche Holding AG-Genusschin                             3,713           426,191
Swiss Re                                                5,197           369,777
UBS AG                                                  6,400           536,490
                                                                  -------------
                                                                      2,992,785
                                                                  -------------
Taiwan-0.9%
Hon Hai Precision Industry Co., Ltd. (GDR)(b)          30,831           288,244
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR)                                           20,635           175,191
                                                                  -------------
                                                                        463,435
                                                                  -------------
Thailand-0.7%
Thai Oil Power Co., Ltd.(a)                           289,700           372,844
                                                                  -------------
United Kingdom-7.9%
AstraZeneca Plc (ADR)                                   1,505            54,767
Bae Systems Plc                                        98,889           436,862
BHP Billiton Plc                                       42,645           498,348
Carnival Plc                                            6,157           375,645
Diageo Plc                                             17,496           249,895
Man Group Plc                                          10,300           290,665
Reckitt Benckiser Plc                                  15,284           460,971
Royal Bank of Scotland Group Plc                       11,274           378,635
Standard Chartered Plc                                 13,290           246,702
Tesco Plc                                              91,807           566,462
Vodafone Group Plc                                     91,560           249,112
WPP Group Plc                                          42,108           461,737
                                                                  -------------
                                                                      4,269,801
                                                                  -------------


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                            U.S. $ Value
-------------------------------------------------------------------------------
Total Foreign Investments
  (cost $22,240,961)                                              $  25,404,819
                                                                  -------------
Total Investments-96.6%
  (cost $46,427,417)                                                 52,356,511
Other assets less liabilities-3.4%                                    1,869,075
                                                                  -------------
Net Assets-100%                                                   $  54,225,586
                                                                  =============


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 , the aggregate market value of these securities amounted to $424,266 or 0.8 % of net assets.

Glossary of Terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 15


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
December 31, 2004 (unaudited)

ASSETS
Investments in securities, at value (cost $46,427,417)            $  52,356,511
Cash                                                                  1,914,446
Foreign cash, at value (cost $23,494)                                    25,139
Receivable for capital stock sold                                       197,996
Dividends receivable                                                     34,361
                                                                  -------------
Total assets                                                         54,528,453
                                                                  -------------
LIABILITIES
Payable for investment securities purchased                             208,124
Payable for capital stock redeemed                                       48,587
Advisory fee payable                                                     19,616
Distribution fee payable                                                  7,913
Transfer agent fee payable                                                1,492
Accrued expenses                                                         17,135
                                                                  -------------
Total liabilities                                                       302,867
                                                                  -------------
Net Assets                                                        $  54,225,586
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $       3,761
Additional paid-in capital                                           48,728,234
Distributions in excess of net investment income                       (130,971)
Accumulated net realized loss on investment and
  foreign currency transactions                                        (305,965)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities                 5,930,527
                                                                  -------------
                                                                  $  54,225,586
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($28,786,483/2,000,311 shares of capital stock
  issued and outstanding)                                               $ 14.39
Sales charge -- 4.25% of public offering price                              .64
                                                                        -------
Maximum offering price                                                  $ 15.03
                                                                        =======
Class B Shares
Net asset value and offering price per share
  ($361,881/25,584 shares of capital stock
  issued and outstanding)                                               $ 14.14
                                                                        =======
Class C Shares
Net asset value and offering price per share
  ($657,721/46,520 shares of capital stock
  issued and outstanding)                                               $ 14.14
                                                                        =======
Class R Shares
Net asset value and offering price per share
  ($5,653/393 shares of capital stock
  issued and outstanding)                                               $ 14.38
                                                                        =======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($24,413,848/1,688,675 shares of capital stock
  issued and outstanding)                                               $ 14.46
                                                                        =======


See notes to financial statements.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $24,812)                                                      $    232,237

EXPENSES
Advisory fee                                      $    197,234
Distribution fee -- Class A                             37,300
Distribution fee -- Class B                                955
Distribution fee -- Class C                              2,703
Distribution fee -- Class R                                  9
Custodian                                               56,178
Administrative                                          41,000
Registration                                            37,476
Audit                                                   26,462
Legal                                                   22,965
Printing                                                17,960
Transfer agency                                         12,427
Directors' fees                                         11,814
Miscellaneous                                            3,553
                                                  ------------
Total expenses                                         468,036
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                         (143,767)
                                                  ------------
Net expenses                                                            324,269
                                                                   ------------
Net investment loss                                                     (92,032)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized loss on:
  Investment transactions                                              (210,501)
  Foreign currency transactions                                         (52,385)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                         5,081,445
  Foreign currency denominated
    assets and liabilities                                               15,060
                                                                   ------------
Net gain on investment and
  foreign currency transactions                                       4,833,619
                                                                   ------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                       $  4,741,587
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 17


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months Ended
                                                  December 31,     Year Ended
                                                      2004          June 30,
                                                  (unaudited)         2004
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                     $     (92,032)   $       2,135
Net realized gain (loss) on investment and
  foreign currency transactions                       (262,886)         424,411
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                 5,096,505          538,229
                                                 -------------    -------------
Net increase in net assets from
  operations                                         4,741,587          964,775

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                                               (4,935)              (1)
  Advisor Class                                         (8,366)          (6,989)
Net realized gain on investment
  transactions
  Class A                                             (171,734)             (76)
  Class B                                               (1,785)             (76)
  Class C                                               (4,005)             (76)
  Class R                                                  (34)              -0-
  Advisor Class                                       (145,569)        (151,772)

CAPITAL STOCK TRANSACTIONS
Net increase                                         8,426,269       38,315,434
                                                 -------------    -------------
Total increase                                      12,831,428       39,121,219

NET ASSETS
Beginning of period                                 41,394,158        2,272,939
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of ($130,971) and ($25,638),
  respectively)                                  $  54,225,586    $  41,394,158
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global Research Growth Fund, Inc. (the "Fund"), was organized under the laws of the State of Maryland on March 22, 2002. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund commenced operations on July 22, 2002. The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Effective September 1, 2004, the Fund commenced offering Class R shares. Prior to commencement of operations on July 22, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 17, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class Shares for $99,700. As of December 31, 2003, the Adviser was the only shareholder in the Fund. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1.00% of the first $5 billion, .95% of the next $2.5 billion, .90% of the next $2.5 billion and .85% in excess of $10 billion of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective February 2, 2004, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.50%, 2.20%, 2.20%, 1.70% and 1.20% of the average daily net assets of Class A, Class B, Class C, Class R and Advisor Class shares, respectively. Prior to February 2, 2004, the Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.70%, 2.40%, 2.40% and 1.40% of the average daily net assets of Class A, Class B, Class C and Advisor Class shares, respectively. Under the agreement, any waivers or reimbursements made by the Adviser during the period July 10, 2002 through August 31, 2003, are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the six months ended December 31, 2004, such reimbursement amounted to $82,597. Since inception of the Fund, such reimbursment for organization and offering expenses in the amount of $79,603 are subject to repayment in subsequent periods, but no later than August 31, 2005.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. From July 1, 2004 through September 6, 2004 such waiver amounted to $20,170. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended December 31, 2004,


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

the Adviser voluntarily agreed to waive its fees for such services. Such waiver amounted to $41,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $12,203 for the six months ended December 31, 2004.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $990 from the sales of Class A shares and received $0, $81 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2004, amounted to $83,403, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the Fund's average daily net assets attributable to both Class B and Class C shares and .50% of the Fund's average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,431, $10,178 and $13 for Class B, Class C and Class R shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $  26,956,142    $  17,932,478
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $   6,247,246
Gross unrealized depreciation                                          (318,152)
                                                                  -------------
Net unrealized appreciation                                       $   5,929,094
                                                                  =============

1. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Capital Stock

There are 30,000,000,000 share of $.001 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                        Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended                        Ended
                      December 31,                 December 31,
                          2004      Year Ended        2004          Year Ended
                      (unaudited)  June 30, 2004   (unaudited)    June 30, 2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              539,719     1,555,330     $ 7,134,534    $ 20,418,939
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions       12,347            -0-        175,581              -0-
-------------------------------------------------------------------------------
Shares redeemed         (106,192)         (993)     (1,408,016)        (12,611)
-------------------------------------------------------------------------------
Net increase             445,874     1,554,337     $ 5,902,099    $ 20,406,328
===============================================================================

Class B
Shares sold               17,037        12,295     $   228,345    $    159,467
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions          108            -0-          1,513              -0-
-------------------------------------------------------------------------------
Shares redeemed           (3,956)           -0-        (50,659)             -0-
-------------------------------------------------------------------------------
Net increase              13,189        12,295     $   179,199    $    159,467
===============================================================================

Class C
Shares sold               10,580        35,784     $   139,170    $    461,221
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions          258            -0-          3,604              -0-
-------------------------------------------------------------------------------
Shares redeemed             (199)           (3)         (2,516)            (39)
-------------------------------------------------------------------------------
Net increase              10,639        35,781     $   140,258    $    461,182
===============================================================================

Advisor Class
Shares sold              258,870     1,514,108     $ 3,428,302    $ 19,791,423
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions        9,485            -0-        135,549              -0-
-------------------------------------------------------------------------------
Shares redeemed         (102,192)     (191,296)     (1,364,138)     (2,502,966)
-------------------------------------------------------------------------------
Net increase             166,163     1,322,812     $ 2,199,713    $ 17,288,457
===============================================================================

                    September 1,                 September 1,
                     2004(a) to                   2004(a) to
                  December 31,2004             December 31,2004
                    (unaudited)                  (unaudited)
                  ---------------             -----------------
Class R
Shares sold                  393                   $     5,000
---------------------------------------------------------------
Net increase                 393                   $     5,000
===============================================================


(a)  Commencement of distribution.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 25


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE F

Risks Involved in Investing in the Fund

Concentration of Risk--Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims of losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2004.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended June 30, 2004 was as follows:

                                                                   2004
                                                               ============
Distributions paid from:
  Ordinary income                                              $     86,990
  Net long-term capital gains                                        72,000
                                                               ------------
Total distributions paid                                       $    158,990
                                                               ============


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

As of June 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $     17,132
Accumulated capital and other gains(a)                              267,456
Unrealized appreciation/(depreciation)(b)                           803,844
                                                               ------------
Total accumulated earnings/(deficit)                           $  1,088,432
                                                               ============

(a) During the fiscal year ended June 30, 2004, the Fund utilized capital loss carryforwards of $13,667. Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2004, the Fund deferred post October currency losses of $25,488.

(b) The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 27


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory
Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 29


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                           Class A
                                            ------------------------------------
                                           Six Months
                                              Ended                     July 22,
                                           December 31,  Year Ended    2002(a) to
                                              2004        June 30,     June 30,
                                           (unaudited)      2004         2003
                                            -----------  -----------  -----------
Net asset value, beginning of period          $13.23       $11.33       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                          (.03)(c)     (.01)(d)     (.01)(d)
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  1.28         2.68         1.34
Net increase in net asset value from
  operations                                    1.25         2.67         1.33

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-(e)     (.01)          -0-
Distributions from net realized gain on
  investment transactions                       (.09)        (.76)          -0-
Total dividends and distributions               (.09)        (.77)          -0-
Net asset value, end of period                $14.39       $13.23       $11.33

TOTAL RETURN
Total investment return based on
  net asset value(f)                            9.45%       23.86%       13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $28,786      $20,562           $1
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.50%(g)     1.50%        1.70%(g)
  Expenses, before waivers/reimbursements       2.11%(g)     7.68%       19.19%(g)
  Net investment loss                           (.52)%(c)(g) (.16)%(d)    (.07)%(d)(g)
Portfolio turnover rate                           40%          85%          62%



See footnote summary on page 35.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 31


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                          Class B
                                            ------------------------------------
                                             Six Months
                                               Ended                    July 22,
                                            December 31,  Year Ended   2002(a) to
                                                2004       June 30,     June 30,
                                            (unaudited)      2004         2003
                                            -----------  -----------  -----------
Net asset value, beginning of period          $13.04       $11.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                          (.08)(c)     (.18)(d)     (.07)(d)
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  1.27         2.72         1.33
Net increase in net asset value from
  operations                                    1.19         2.54         1.26

LESS: DISTRIBUTIONS
Distributions from net realized gain on
  investment transactions                       (.09)        (.76)          -0-
Total distributions                             (.09)        (.76)          -0-
Net asset value, end of period                $14.14       $13.04       $11.26

TOTAL RETURN
Total investment return based on
  net asset value(f)                            9.11%       22.87%       12.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                               $362         $162           $1
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       2.20%(g)     2.21%        2.40%(g)
  Expenses, before waivers/reimbursements       2.85%(g)    11.40%       19.94%(g)
  Net investment loss                          (1.25)%(c)(g)(2.22)%(d)    (.78)%(d)(g)
Portfolio turnover rate                           40%          85%          62%



See footnote summary on page 35.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                           Class C
                                            ------------------------------------
                                            Six Months
                                               Ended                    July 22,
                                            December 31,  Year Ended   2002(a) to
                                                2004       June 30,     June 30,
                                            (unaudited)      2004         2003
                                            -----------  -----------  -----------
Net asset value, beginning of period          $13.04       $11.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                          (.08)(c)     (.08)(d)     (.07)(d)
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  1.27         2.62         1.33
Net increase in net asset value
  from operations                               1.19         2.54         1.26

LESS: DISTRIBUTIONS
Distributions from net realized gain on
  investment transactions                       (.09)        (.76)          -0-
Total distributions                             (.09)        (.76)          -0-
Net asset value, end of period                $14.14       $13.04       $11.26

TOTAL RETURN
Total investment return based on
  net asset value(f)                            9.11%       22.87%       12.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                               $658         $468           $1
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       2.20%(g)     2.20%        2.40%(g)
  Expenses, before waivers/reimbursements       2.83%(g)    10.96%       19.94%(g)
  Net investment loss                          (1.22)%(c)(g) (.73)%(d)    (.78)%(d)(g)
Portfolio turnover rate                           40%          85%          62%



See footnote summary on page 35.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 33


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Class R
                                                               -------------
                                                                September 1,
                                                                 2004(h) to
                                                               December 31,
                                                                   2004
                                                                (unaudited)
                                                               -------------
Net asset value, beginning of period                               $12.72

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)(c)                                            (.03)
Net realized and unrealized gain on investment and foreign
  currency transactions                                              1.78
Net increase in net asset value from operations                      1.75

LESS: DISTRIBUTIONS
Distributions from net realized gain on investment
  transactions                                                       (.09)
Total distributions                                                  (.09)
Net asset value, end of period                                     $14.38

TOTAL RETURN
Total investment return based on net asset value(f)                 13.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $6
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)                         1.70%
  Expenses, before of waivers/reimbursements(g)                      2.14%
  Net investment loss(c)(g)                                          (.68)%
Portfolio turnover rate                                                40%


See footnote summary on page 35.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                       Advisor Class
                                            ------------------------------------
                                             Six Months
                                               Ended                    July 22,
                                            December 31,  Year Ended   2002(a) to
                                                2004       June 30,     June 30,
                                            (unaudited)      2004         2003
                                            -----------  -----------  -----------
Net asset value, beginning of period          $13.27       $11.36       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)                 (.01)(c)      .01(d)       .02(d)
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  1.29         2.70         1.34
Net increase in net asset value from
  operations                                    1.28         2.71         1.36

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-(e)     (.04)          -0-
Distributions from net realized gain on
investment transactions                         (.09)     (.76)-0-
Total dividends and distributions               (.09)        (.80)          -0-
Net asset value, end of period                $14.46       $13.27       $11.36

TOTAL RETURN
Total investment return based on net
  asset value(f)                                9.67%       24.17%       13.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $24,414      $20,202       $2,270
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.20%(g)     1.26%        1.40%(g)
  Expenses, before waivers/reimbursements       1.81%(g)     7.46%       17.42%(g)
  Net investment income (loss)                  (.22)%(c)(g)  .08%(d)      .22%(d)(g)
Portfolio turnover rate                           40%          85%          62%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived and reimbursed by the Adviser.

(d)  Net of expenses waived and reimbursed by the Adviser and the Transfer
Agent.

(e)  Amount is less than $0.01.

(f) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)  Annualized.

(h)  Commencement of distribution.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 35


                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS(2)

Michael R. Baldwin, Senior Vice President
Norman M. Fidel, Senior Vice President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Gina M. Griffin, Vice President
Thomas A. Schmitt, Vice President
Jane Schneirov, Vice President
Francis X. Suozzo, Vice President
Janet A. Walsh, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) The day-to-day management and investment decisions for the AllianceBernstein Global Research Growth Fund are made by the Adviser's Global Research Growth sector analyst-managers, with oversight by the Adviser's Global Research Growth Portfolio Oversight Group.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Fund

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

** Effective February 1, 2005, Small Cap Value Fund will be renamed Small/Mid-Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND o 37


ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


GRGSR1204



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.      DESCRIPTION OF EXHIBIT
-----------      ----------------------

11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the
                 Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------

      Marc O. Mayer
      President

Date: February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------

      Marc O. Mayer
      President

Date: February 28, 2005


By:   /s/ Mark D. Gersten
      -------------------

      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005